Exhibit 99.04

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-INV1
Start - End Dates:	5/2019 - 11/2019

Conditions Report 2.0

Loans with Conditions:	34

0 - Total Active Conditions

52 - Total Satisfied Conditions

17 - Credit Review Scope
4 - Category: Application
2 - Category: Assets
2 - Category: Credit/Mtg History
3 - Category: DTI
3 - Category: Income/Employment
1 - Category: Insurance
2 - Category: Terms/Guidelines
27 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Category: Property
25 - Category: Value
8 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Documentation
5 - Category: TILA/RESPA Integrated Disclosure
20 - Total Waived Conditions

20 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: Repayment Ability
5 - Category: RESPA
1 - Category: State Consumer Protection
12 - Category: TILA/RESPA Integrated Disclosure

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